STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038

August 15, 2011

Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549
Attn:  Mr. Brion R. Thompson

Re:	Central Park Group Multi-Event Fund (File No.: 811-21984)
Preliminary Proxy Statement on Schedule 14A

Ladies and Gentlemen:

On behalf of the above-referenced Fund, transmitted herewith for filing with the Securities and Exchange Commission, is the Fund's preliminary proxy statement on Schedule 14A and form of proxy (the "Proxy Materials") for a special meeting of shareholders of the Fund (the "Meeting") scheduled to be held at 10:00 a.m., on Friday, September 23, 2011, at the offices of the Fund at 805 Third Avenue, New York, New York 10022 for the following purposes:

1.           to approve a new Advisory Agreement between the Fund and Central Park Multi-Event Management, LLC, a joint venture between Central Park Advisers, LLC, which serves as managing member, and Brencourt Advisors, LLC, which serves as non-managing member; and

2.           to transact such other business as may properly come before the Meeting and any adjournment thereof.

Shareholders of record as of August 19, 2011 will be permitted to vote on this proposal.  The proxy materials are expected to be mailed on or about August 29, 2011.

Please direct any questions and comments concerning the Proxy Materials to the undersigned at 212.806.5790 or, in his absence, to Brad A. Green at 212.806.6274.

Very truly yours,

/s/ Gary L. Granik
Gary L. Granik